SHARE-BASED COMPENSATION - Additional Information (Details)							1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Dec. 10, 2021 $ / shares shares	Dec. 05, 2021 USD ($) $ / shares shares	Nov. 10, 2021 shares	Aug. 21, 2018 $ / shares shares	Aug. 27, 2018 shares	Aug. 21, 2018 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2022 shares
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									0	0		0
Restricted stock closing price | $ / shares	$ 1.04
Shares						487,057
Exercise price (per share) | $ / shares		$ 1.29
August 2018
SHARE-BASED COMPENSATION
Exercisable Options, Average Remaining Contractual life (years)						3 years
Share-Based Payment Arrangement, Option
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥									¥ 0		¥ 0
Share-based compensation | ¥									0
Restricted shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense									¥ 1,796,417	$ 260,414	¥ 27,375,871
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											0	7,292,331
Restricted stock closing price | $ / shares			$ 1.60	$ 1.67						$ 1.31
Restricted shares issued for services (in shares)					500,000
Shares outstanding										0
Shares									0	0	128,672
Granted during the period				2,500,000
Restricted shares | Class A ordinary shares
SHARE-BASED COMPENSATION
Shares											250,000
Restricted shares | Class B ordinary shares
SHARE-BASED COMPENSATION
Shares											2,500,000
Restricted shares | Senior Manager
SHARE-BASED COMPENSATION
Share-based compensation | ¥									¥ 1,200,000
Shares outstanding											250,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)												2 years 1 month 28 days
Restricted shares | Senior Manager | Class A ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding											128,672
Restricted shares | Senior Manager | Class B ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding											2,500,000
Restricted shares | Management
SHARE-BASED COMPENSATION
Share-based compensation | ¥									8,500,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $	$ 1,694,000			$ 4,175,000
Restricted stock closing price | $ / shares	$ 1.06
Granted during the period	1,600,000
Restricted shares | August 2018
SHARE-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $	$ 1,708,024							$ 2,523,240
Restricted stock closing price | $ / shares						$ 6.45		$ 6.45
Granted during the period	1,642,331							391,200
Restricted shares | August 2018 | Independent Company
SHARE-BASED COMPENSATION
Number of shares issued		1,050,000
Stock issued value for services | $		$ 1,354,500
Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense									¥ 4,304,857	$ 624,046	¥ 4,631,063
Restricted shares issued (in shares)							250,000
Restricted shares issued for services (in shares)			250,000